Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule Of Number of common shares to be issued upon exercise of remaining warrants
As of December 31, 2025, the number of common shares that can potentially be issued under each outstanding class of warrants are:

Warrant class	Shares to be issued upon exercise of remaining warrants
Class A	2,867
Class B	786,800
Class C	1,347,267
Class D	173,334
Class E	3,166,666
Class F	9,523,900
Class G	9,523,900

Total	24,524,734

Summary of Preferred Shares Outstanding
iv)	Preferred Shares:
The table below presents a summary of preferred shares outstanding as of December 31, 2024 and 2025.

Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Carrying value (1)	Dividend Rate
Series A	8.75 % Cumulative Redeemable Perpetual	November 10, 2021	795,878	$25	$7,959	8.75% per annum of the Liquidation Preference per share

Series B	Series B Preferred Shares	October 21, 2022	16,000	$0.01	160	No dividend rights

			811,878		$8,119

1)	There are no issuance costs.